Average Annual Total Returns - Optimum Fund Trust Classes A, C, Institutional	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Optimum Large Cap Growth Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Optimum Large Cap Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
Optimum Large Cap Growth Fund | A
Prospectus [Line Items]
Average Annual Return, Percent	9.03%	9.16%	13.56%
Optimum Large Cap Growth Fund | C
Prospectus [Line Items]
Average Annual Return, Percent	13.92%	9.62%	13.37%
Optimum Large Cap Growth Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent	15.93%	10.73%	14.52%
Optimum Large Cap Growth Fund | Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.28%	8.05%	11.97%
Optimum Large Cap Growth Fund | Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.59%	7.93%	11.33%
Optimum Small-Mid Cap Growth Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Optimum Small-Mid Cap Growth Fund | Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.31%	2.98%	10.55%
Optimum Small-Mid Cap Growth Fund | A
Prospectus [Line Items]
Average Annual Return, Percent	2.91%	1.43%	10.27%
Optimum Small-Mid Cap Growth Fund | C
Prospectus [Line Items]
Average Annual Return, Percent	7.41%	1.88%	10.10%
Optimum Small-Mid Cap Growth Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent	9.52%	2.89%	11.21%
Optimum Small-Mid Cap Growth Fund | Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.86%	0.78%	8.73%
Optimum Small-Mid Cap Growth Fund | Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.13%	1.78%	8.51%
Optimum Small-Mid Cap Value Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Optimum Small-Mid Cap Value Fund | Russell 2500 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.73%	10.02%	9.72%
Optimum Small-Mid Cap Value Fund | A
Prospectus [Line Items]
Average Annual Return, Percent	(3.56%)	5.22%	5.75%
Optimum Small-Mid Cap Value Fund | C
Prospectus [Line Items]
Average Annual Return, Percent	0.58%	5.66%	5.57%
Optimum Small-Mid Cap Value Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent	2.47%	6.73%	6.64%
Optimum Small-Mid Cap Value Fund | Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.38%	4.98%	5.24%
Optimum Small-Mid Cap Value Fund | Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.94%	4.93%	5.04%
Optimum International Fund | MSCI ACWI (All Country World Index) ex USA Index (net) (reflects no deduction for fees or expenses but reflects the deduction of foreign withholding taxes on dividends)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
Optimum International Fund | MSCI ACWI (All Country World Index) ex USA Index (gross) (reflects no deduction for fees, expenses, or foreign withholding taxes on dividends)
Prospectus [Line Items]
Average Annual Return, Percent	22.87%	11.70%	12.28%
Optimum International Fund | A
Prospectus [Line Items]
Average Annual Return, Percent	18.32%	4.47%	6.72%
Optimum International Fund | C
Prospectus [Line Items]
Average Annual Return, Percent	23.66%	4.91%	6.56%
Optimum International Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent	25.98%	5.99%	7.64%
Optimum International Fund | Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.26%	4.93%	6.77%
Optimum International Fund | Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.37%	4.50%	6.06%
Optimum Fixed Income Fund | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Optimum Fixed Income Fund | A
Prospectus [Line Items]
Average Annual Return, Percent	2.45%	(1.61%)	1.45%
Optimum Fixed Income Fund | C
Prospectus [Line Items]
Average Annual Return, Percent	5.47%	(1.46%)	1.15%
Optimum Fixed Income Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent	7.63%	(0.45%)	2.17%
Optimum Fixed Income Fund | Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.00%	(1.75%)	0.87%
Optimum Fixed Income Fund | Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.52%	(0.89%)	1.11%
Optimum Large Cap Value Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Optimum Large Cap Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Optimum Large Cap Value Fund | A
Prospectus [Line Items]
Average Annual Return, Percent	7.90%	9.75%	9.24%
Optimum Large Cap Value Fund | C
Prospectus [Line Items]
Average Annual Return, Percent	12.61%	10.22%	9.07%
Optimum Large Cap Value Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent	14.67%	11.34%	10.17%
Optimum Large Cap Value Fund | Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.42%	9.07%	8.38%
Optimum Large Cap Value Fund | Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.81%	8.63%	7.90%